BUSINESS COMBINATION - Hypothetical Revenues and Net Loss of Business Combination (Details) - Aspire Group [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Revenues	$ 259.8
Net loss	$ 28.4